Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (347,067)	$ 115,237	$ 91,638
Other comprehensive loss:
Cumulative translation adjustment	(1,323)	(508)	(265)
Comprehensive (loss) income	$ (348,390)	$ 114,729	$ 91,373